Class Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund
VULCAN VALUE PARTNERS SMALL CAP FUND (THE "FUND")
INVESTMENT OBJECTIVE
The Fund seeks to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Class Vulcan Value Partners Small Cap Fund Vulcan Value Partners Small Cap Fund
Redemption Fee	[1]	2.00%
[1]	(as a percentage of exchange price or amount redeemed within 90 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Vulcan Value Partners Small Cap Fund Vulcan Value Partners Small Cap Fund
Management Fees		1.25%
Other Expenses		0.61%
Total Annual Fund Operating Expenses		1.86%
Fee Waiver and Expense Reimbursement	[1]	(0.61%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.25%
[1]	Vulcan Value Partners, LLC ("Vulcan" or the "Adviser") has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of the Fund's average daily net assets. This agreement is in effect through August 31, 2013. If the Adviser foregoes any fees and/or reimburses the Fund pursuant to this letter agreement with respect to a particular fiscal year, then the Adviser shall be entitled to recover from the Fund the amount foregone or reimbursed to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Adviser may not discontinue this waiver without the approval by the Fund's Board of Trustees.

EXAMPLE
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of Years You Own Your Shares
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class Vulcan Value Partners Small Cap Fund Vulcan Value Partners Small Cap Fund	127	525	949	2,127

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class Vulcan Value Partners Small Cap Fund Vulcan Value Partners Small Cap Fund	127	525	949	2,127

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 57% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Vulcan Value Partners Small Cap Fund seeks to achieve long term capital appreciation by investing primarily in publicly traded small-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth. The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period.

The Fund generally sells stocks when they approach their appraised value. The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value.

This portfolio strategy invests in companies with smaller market capitalizations. While the Fund does not have any defined cutoffs, the Fund generally uses the Russell 2000® as a guide to define the universe of small capitalization companies, and any small publicly traded company with reasonable economics would be a potential investment in this portfolio. As of May 31, 2012, the latest reconstitution date, the median market capitalization of the Russell 2000® index was approximately $460 million, the top of this range was approximately $2.61 billion. The Vulcan Value Partners Small Cap Fund’s capitalization range will change over time. Once the Fund owns a company, the Fund will not necessarily sell it just because it has grown to a size that the Fund would not consider to be small cap. A core position in the Fund is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries. Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, concentration will vary with the price to value ratio of specific companies. The Fund may invest in positions as small as less than 1% when price to value ratios are higher. The Fund generally will not invest in any business that is trading above the Fund’s estimate of its fair value. Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of assets in publicly traded foreign securities and may hold up to 10% of assets in illiquid securities. If investments meeting the Fund’s criteria are not available, the Fund may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments.
PRINCIPAL RISKS OF THE FUND
The following is a description of the principal risks of the Fund’s portfolio that may adversely affect its net asset value and total return. Unless otherwise stated, these risks apply to the Fund. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
  Stock Market Risk – The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Business Ownership Risk – The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.
  Small-Size Company Risk – The Fund may invest in the securities of companies with small market capitalizations. Small-sized companies may have more limited product lines, markets, and financial resources than larger companies. In addition, their securities may trade less frequently and in more limited volume than those of larger companies. Small-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, the ability to dispose of such securities may be more limited. Because the Fund normally invests at least 80% of its net equity assets in securities of smaller companies, these risks may be increased.
  Non-diversification Risk – The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.
  Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.
  Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates.
  Managed Portfolio Risk – The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www. vulcanvaluepartners.com or by calling 877.421.5078.
Best Quarter	–	December 31, 2011	16.42%
Worst Quarter	–	September 30, 2010	-15.63%
The Fund’s year-to-date return as of June 30, 2012 was 12.85%.
After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Class Vulcan Value Partners Small Cap Fund	1 Year	Since Inception	Inception Date
Vulcan Value Partners Small Cap Fund	1.48%	13.74%	Dec. 30, 2009
Vulcan Value Partners Small Cap Fund Return After Taxes on Distributions	(0.38%)	12.23%	Dec. 30, 2009
Vulcan Value Partners Small Cap Fund Return After Taxes on Distributions and Sale of Fund Shares	1.17%	10.99%	Dec. 30, 2009
Vulcan Value Partners Small Cap Fund Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	7.84%
Vulcan Value Partners Small Cap Fund Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	9.54%